As filed with the Securities and Exchange Commission on May 15, 2019

Registration Nos. 333-28339; 811-08239

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 108	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 110	☒

ProFunds

(Exact Name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue, Suite 1000E

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

(240) 497-6400

(Registrant’s Telephone Number, including Area Code)

Michael L. Sapir, CEO

ProFund Advisors LLC

7501 Wisconsin Avenue, Suite 1000E

Bethesda, MD 20814

(Name and Address of Agent for Service)

with copies to:

John Loder, Esq.
c/o Ropes & Gray LLP	Richard F. Morris
Prudential Tower	ProFund Advisors LLC
800 Boylston Street	7501 Wisconsin Avenue, Suite 1000E
Boston, MA 02199-3600	Bethesda, MD 20814

(Name and Address of Agent for Service Process)

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ProFunds certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda and the State of Maryland on May 15, 2019.

PROFUNDS

/s/ Todd B. Johnson
Todd B. Johnson, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Michael L. Sapir*	Trustee, Chairman	May 15, 2019
Michael L. Sapir

	/s/ Russell S. Reynolds, III*	Trustee	May 15, 2019
Russell S. Reynolds, III

	/s/ Michael C. Wachs*	Trustee	May 15, 2019
Michael C. Wachs

	/s/ William D. Fertig*	Trustee	May 15, 2019
William D. Fertig

	/s/ Todd B. Johnson	President	May 15, 2019
Todd B. Johnson

	/s/ Christopher E. Sabato	Treasurer	May 15, 2019
Christopher E. Sabato

*By:	/s/ Richard F. Morris
Richard F. Morris
As Attorney-in-fact

May 15, 2019

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase